o GOF P-1

                        SUPPLEMENT DATED OCTOBER 1, 2003
                  TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                            EACH OF THE LISTED FUNDS

                              TEMPLETON GROWTH FUND

                              TEMPLETON FUNDS, INC.
                              Templeton World Fund
                             Templeton Foreign Fund

                    TEMPLETON GLOBAL SMALLER COMPANIES FUND

                              FRANKLIN GLOBAL TRUST
                     Franklin Global Aggressive Growth Fund
                           Franklin Global Growth Fund
             Franklin International Smaller Companies Growth Fund

                           TEMPLETON GLOBAL BOND FUND

                       TEMPLETON CAPITAL ACCUMULATOR FUND

                            FRANKLIN CUSTODIAN FUNDS
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                             Franklin Utilities Fund
                   Franklin U.S. Government Securities Fund

                         FRANKLIN RISING DIVIDENDS FUND

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin MicroCap Value Fund
                          Franklin Large Cap Value Fund
                          Franklin Small Cap Value Fund

                    FRANKLIN INVESTORS SECURITIES TRUST - 1
          Franklin Short-Intermediate U.S. Government Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund

                     FRANKLIN INVESTORS SECURITIES TRUST - 2
               Franklin Adjustable U.S. Government Securities Fund
                   Franklin Floating Rate Daily Access Fund
                           Franklin Total Return Fund

                      FRANKLIN TEMPLETON HARD CURRENCY FUND

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund
                              Mutual Discovery Fund
                              Mutual European Fund

                       TEMPLETON DEVELOPING MARKETS TRUST

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                              Foreign Equity Series
                             Emerging Markets Series
                      Emerging Fixed Income Markets Series
                        Foreign Smaller Companies Series
                 Franklin Templeton Non-U.S. Core Equity Series

The prospectus is amended as follows:

I. The "Distributions and Taxes" will be replaced with the following:

 2003 TAX ACT On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). In addition to overall rate reduction, JGTRRA will provide you with significant tax relief on the income and gains distributed to you by the Fund.

 DIVIDEND INCOME. Under JGTRRA, dividends earned by the Funds after December 31, 2002 on the following income sources and then paid to you as an ordinary income dividend will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

   o dividends paid by domestic corporations,
   o dividends paid by qualified foreign corporations, including:
      - corporations incorporated in a possession of the U.S.,
      - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
      - corporations whose stock is traded on a domestic securities exchange.

 The Investment Company Institute, on behalf of its members including Franklin Templeton Investments, has written the U.S. Department of Treasury to ask for administrable rules for determining which foreign securities meet one of these three tests and are allowed to pay qualified dividend income. When received, this guidance will be used by the Funds to determine the percentage of each Fund's income that qualifies for this reduced rate of taxation.

 For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

 Each Fund must meet certain holding period requirements to qualify its dividends for this treatment. Specifically, the Funds must hold the stock for at least 60 days during the 120-day period beginning 60 days before the stock became ex-dividend (or 90-days and 180-days, respectively, for preferred stock).

 Dividends from corporations exempt from tax and dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs) do not qualify for this favorable tax treatment. Additionally, income dividends paid from interest earned by the Funds on debt securities will continue to be taxed at the higher ordinary income tax rates.

 After the close of each calendar year, each Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income (subject to reduced rates of taxation). If 95% or more of its income is from qualified sources, it will be allowed to designate 100% of the Fund's distributions as qualified dividend income.

 LONG-TERM CAPITAL GAINS. For all sales of portfolio securities occurring after May 5, 2003, the net capital gain on these sales, when distributed to you as a capital gain dividend, is subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). In addition, any net long-term capital gain you realize from the sale of Fund shares after May 5, 2003 is eligible for these reduced tax rates.

 For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized after 2007 is further reduced from 5% to 0%.

 Qualified 5-year gains have been expressly repealed by JGTRRA, effective for sales made after May 5, 2003. For calendar year 2003, each Fund will inform you of the amount of its capital gain dividends that are either pre-May 6 dividends or post-May 5 dividends (qualifying for reduced rates of taxation).

 JGTRRA does not change the tax treatment of short-term capital gains realized from the sale of securities held for one year or less. Each Fund continues to be required to distribute to shareholders these gains as ordinary income dividends subject to tax at the higher ordinary income tax rates.

 These rules are summarized in the following chart:

--------------------------------------------------------------------------------
NET GAINS FROM THE SALE OF SHARES HELD ONE YEAR OR LESS
--------------------------------------------------------------------------------
SALES MADE:          CALENDAR YEARS 2003 THROUGH 2008
--------------------------------------------------------------------------------
- all shareholders   Short-term capital gain (taxed at ordinary
                     income rates)
--------------------------------------------------------------------------------

FUND CAPITAL GAIN DISTRIBUTIONS AND NET GAINS FROM THE SALE OF
SHARES HELD MORE THAN ONE YEAR:
--------------------------------------------------------------------------------
                                                MAY 6 - DEC 31, 2003 AND FOR
SALES MADE:          JAN 1 - MAY 5, 2003        CALENDAR YEARS 2004 THROUGH 2008
--------------------------------------------------------------------------------
Shareholders in 10%   Long-term capital gain    Long-term capital gain (taxed at
& 15% rate brackets   (taxed at a maximum rate  a maximum rate of 5%; 0%
                      of 10% if not held for    in 2008)
                      more than 5-years; 8%
                      if held more than 5-years)
--------------------------------------------------------------------------------
Shareholders in       Long-term capital gain    Long-term capital gain
higher rate           (taxed at a maximum       (taxed at a maximum
brackets              rate of 20%)              rate of 15%)


 To determine the tax rate at which your capital gain will be taxed, you must first complete the netting process that occurs on Schedule D of Form 1040. All short-term capital gains and losses and all long-term capital gains and losses must be netted in their respective categories, then the net short-term capital gain or loss and the net long-term capital gain or loss must be netted to arrive at an overall net capital gain or loss position. The overall net short-term or net long-term capital gain is then subject to tax as noted in the above table. Any excess capital losses may be used to offset ordinary income (subject to limitations of $3,000 per year for most individuals), with the balance of any net loss carried over to future years until it is used up against net capital gains or offset against ordinary income in those years.

 The special provisions of JGTRRA dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to expire on December 31, 2008, unless extended or made permanent before that date. If these rules do expire, the prior rates of taxation of dividends and capital gains under the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), including special rules for the taxation of qualified 5-year gains, will again be enforced for 2009 and 2010, and will then expire and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of EGTRRA.

 Each Fund will track its portfolio investments to determine which distributions qualify for these reduced rates of taxation on income dividends and capital gain distributions, and will provide you with this information, together with other information on the tax status of your distributions, shortly after the end of the calendar year.

 For more information about JGTRRA, please contact your professional tax advisor.

               Please keep this supplement for future reference.